UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2016 (Unaudited)

Negotiable Bank Certificates of Deposit--41.6%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.31%, 2/8/16	250,000,000		250,000,000
Bank of Nova Scotia (Yankee)
0.55%, 2/8/16	500,000,000	a,b	500,000,000
BNP Paribas (Yankee)
0.44%, 3/2/16	200,000,000		200,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.50%, 3/4/16	463,000,000		463,000,000
Credit Agricole (Yankee)
0.62% - 0.63%, 3/18/16 - 4/13/16	630,000,000		630,000,000
DZ Bank AG (Yankee)
0.37% - 0.67%, 2/18/16 - 5/12/16	625,000,000		625,000,000
HSBC Bank USA (Yankee)
0.60% - 0.73%, 2/1/16 - 2/8/16	300,000,000	a	300,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.42% - 0.43%, 2/23/16 - 2/25/16	550,000,000	b	550,000,000
Mizuho Bank Ltd/NY (Yankee)
0.30% - 0.60%, 2/3/16 - 5/3/16	850,000,000	b	850,006,378
Nordea Bank Finland (Yankee)
0.30%, 3/7/16	50,000,000		50,000,000
Norinchukin Bank/NY (Yankee)
0.43% - 0.63%, 2/8/16 - 4/11/16	500,000,000		500,000,000
Rabobank Nederland/NY (Yankee)
0.65%, 4/4/16	490,000,000		490,000,000
Royal Bank of Canada (Yankee)
0.60%, 2/4/16	250,000,000	a	250,000,000
Royal Bank of Canada (Yankee)
0.41%, 3/21/16	250,000,000		250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.63%, 5/6/16	400,000,000	b	400,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.50% - 0.63%, 3/10/16 - 5/6/16	500,000,000	b	500,000,000

Toronto Dominion Bank NY (Yankee)
0.55%, 2/8/16	500,000,000	a	500,000,000
Wells Fargo Bank, NA
0.57%, 2/1/16	140,000,000	a	140,000,000
Wells Fargo Bank, NA
0.46%, 4/14/16	250,000,000		250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $7,698,006,378)			7,698,006,378
Commercial Paper--23.1%
Bank of Nova Scotia
0.58% - 0.64%, 2/1/16 - 3/24/16	225,000,000	a,b	225,000,000
BNP Paribas
0.29% - 0.31%, 2/3/16 - 2/4/16	325,000,000		324,993,549
Collateralized Commercial Paper II Co., LLC
0.75%, 2/8/16	293,000,000	a,b	293,000,000
Credit Suisse New York
0.62%, 4/5/16	500,000,000		499,448,889
DBS Bank Ltd./Singapore
0.41% - 0.62%, 3/14/16 - 3/18/16	740,000,000	b	739,551,722
Erste Abwicklungsanstalt
0.32%, 2/29/16	150,000,000	b	149,962,667
ING (US) Funding LLC
0.36%, 2/11/16	250,000,000		249,975,000
Mitsubishi UFJ Trust and Banking Corp.
0.65%, 4/14/16	250,000,000	b	249,670,486
Rabobank Nederland/NY
0.50%, 3/24/16	300,000,000		299,782,250
Sumitomo Mitsui Banking Corp.
0.42% - 0.68%, 2/23/16 - 4/21/16	428,000,000	b	427,575,558
Toyota Credit Canada
0.35%, 3/11/16	40,000,000		39,984,833
Toyota Motor Credit Corp.
0.30% - 0.31%, 2/2/16 - 2/17/16	272,000,000		271,979,567
Westpac Banking Corp.
0.54%, 2/16/16 - 2/17/16	500,000,000	a,b	500,000,000
Total Commercial Paper
(cost $4,270,924,521)			4,270,924,521

Asset-Backed Commercial Paper--3.1%
Collateralized Commercial Paper Program Co., LLC
0.47% - 0.55%, 3/8/16 - 4/12/16	450,000,000	449,677,111
Old Line Funding LLC
0.65%, 4/1/16	125,000,000	124,864,583
Total Asset-Backed Commercial Paper
(cost $574,541,694)		574,541,694
Time Deposits--20.5%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.32%, 2/1/16	50,000,000	50,000,000
DnB Bank (Grand Cayman)
0.27%, 2/1/16	900,000,000	900,000,000
DZ Bank AG
0.26%, 2/1/16	50,000,000	50,000,000
Landesbank Hessen-Thuringen Girozentrale (Grand Cayman)
0.28%, 2/1/16	125,000,000	125,000,000
Lloyds Bank (London)
0.28%, 2/1/16	300,000,000	300,000,000
Natixis New York (Grand Cayman)
0.26%, 2/1/16	606,000,000	606,000,000
Royal Bank of Canada (Toronto)
0.28%, 2/1/16	350,000,000	350,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.27%, 2/1/16	900,000,000	900,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.27%, 2/1/16	500,000,000	500,000,000
Total Time Deposits
(cost $3,781,000,000)		3,781,000,000
Repurchase Agreements--11.7%
Bank of Nova Scotia
0.35%, dated 1/29/16, due 2/1/16 in the amount of
$100,002,917 (fully collateralized by $383,778,
Federal Farm Credit Bank, 1.13%-2.95%, due
9/22/17-7/13/23, value $387,021, $29,236,000 Federal
Home Loan Bank, 0%-3.38%, due 3/1/16-9/11/20, value
$29,266,570, $24,886,867 Federal Home Loan Mortgage
Corp., Mortgage Pools, 1%-4.50%, due 7/28/17-6/1/45,
value $21,161,418, $27,499,079 Federal National

Mortgage Association, Mortgage Pools, 0%-7.25%, due
2/17/16-4/1/43, value $30,771,194 and $19,981,401
Government National Mortgage Association, Mortgage
Pools, 3%-4%, due 3/20/45-12/20/45, value $20,413,797)	100,000,000		100,000,000
Credit Agricole CIB
0.33%, dated 1/29/16, due 2/1/16 in the amount of
$929,025,548 (fully collateralized by $443,165,059
U.S. Treasury Inflation Protected Securities, 0.13%,
due 4/15/17-4/15/20, value $456,665,491 and
$482,284,904 U.S. Treasury Notes, 1.38%-2.13%, due
7/31/20-2/15/25, value $490,914,522)	929,000,000		929,000,000
HSBC USA Inc.
0.32%, dated 1/29/16, due 2/1/16 in the amount of
$400,010,667 (fully collateralized by $362,589,400
U.S. Treasury Bills, due 2/4/16-1/5/17, value
$362,087,116 and $45,449,000 U.S. Treasury Notes, 1.75%,
due 4/30/22, value $45,917,441)	400,000,000		400,000,000
HSBC USA Inc.
0.37%, dated 1/29/16, due 2/1/16 in the amount of
$100,003,083 (fully collateralized by Various Common
Stocks, value $105,001,946)	100,000,000		100,000,000
Merrill Lynch & Co. Inc.
0.52%, dated 8/4/14-12/9/14, due 3/6/16 in the amount
of $625,027,083 (fully collateralized by Various
Common Stocks, value $687,500,063)	625,000,000	c	625,000,000
Total Repurchase Agreements
(cost $2,154,000,000)			2,154,000,000
Total Investments (cost $18,478,472,593)	100.0%		18,478,472,593
Liabilities, Less Cash and Receivables	(.0%)		(1,696,948)
Net Assets	100.0%		18,476,775,645

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At January 31, 2016, these securities amounted to $5,384,766,811 or 29.1% of net assets.

c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2016 and changes periodically.
   The maturity date reflects early termination date     and the amount due represents the receivable of the fund as of the next interest payment date.

At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	18,478,472,593
Level 3 - Significant Unobservable Inputs	-
Total	18,478,472,593

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)